PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Telkomsel - Components (Details)	Dec. 31, 2024	Dec. 31, 2023
Periodic pension benefit cost | Telkomsel
Disclosure of defined benefit plans [line items]
Discount rate	7.10%	6.70%